Mortgage Banking (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Banking Details
Loans originated for sale	$ 44,889	$ 25,685	$ 28,816
Proceeds from loan sales	45,622	26,611	28,088
Gains on sales of loans	1,634	672	682
Loan servicing fees, net of amortization	$ 131	$ 161	$ 41